SCHEDULE OF BOND LIABILITIES MINIMUM PAYMENTS (Details)	Jan. 31, 2025 USD ($)
Other Liabilities Disclosure [Abstract]
2026	$ 791,000
2027	750,000
2028	500,000
2029	1,089,000
2030
Thereafter
Total	$ 3,130,000